Retained earnings (Tables)	12 Months Ended
Sep. 30, 2025
Retained earnings.
Summary of retained earnings

	2025	2024	2023
	$'000	$'000	$'000
At 1 October	(338,485)	(281,667)	(207,140)
Profit/(Loss) for the year (as restated)	(35,343)	(56,818)	(74,527)
At 30 September	(373,828)	(338,485)	(281,667)